Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	June 30, 2025	December 31, 2024
	(In thousands)
Land	$707	$707
Land improvements	403	403
Building improvements	2,553	—
Lab equipment	3,011	500
Leasehold improvements	346	346
Computer equipment	13	—
Construction in progress	26,239	25,775
Property, plant and equipment, gross	33,272	27,731
Less: Accumulated depreciation	(1,407)	(1,202)
Property, plant and equipment, net	$31,865	$26,529

Finance lease right-of-use assets	$1,233	$—
Less: Accumulated amortization	(67)	—
Finance lease-right-of-use assets, net	$1,166	$—

Total property, plant and equipment, net	$33,031	$26,529

Schedule of Depreciation and Amortization Expense

The following table presents the depreciation expense related to the Company’s property, plant and equipment, and the amortization expense related to the Company’s finance lease right-of-use assets.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands)
Depreciation expense	$108	$73	$135	$163
Amortization expense	61	—	67	—
Total	$169	$73	$202	$163